Principal Accounting Policies - Summary of Balance Sheet Amounts and Balances of the Consolidated VIEs (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 6,066,137	$ 867,446	¥ 5,810,347	¥ 6,770,895
Restricted cash—current	70,290	10,051	100,533	115,513
Short-term investments	11,048,309	1,579,887	15,002,903
Accounts receivable, net	75,133	10,744	19,643
Loans receivable, net	4,851,353	693,734	4,199,645
Prepayments and other current assets	940,552	134,497	2,122,902
Restricted cash	30,000	4,290	40,000	10,000
Property and equipment, net	457,487	65,420	289,611
Long-term time deposits and other investments	14,268,513	2,040,370	8,839,547
Intangible assets, net	757,408	108,308	393,477
Goodwill	4,025,420	575,627	3,124,828	¥ 3,124,828
Deferred tax assets	249,551		92,882
Operating lease right-of-use assets	92,218	13,187	115,654
Other non-current assets	346,512	49,551	98,532
TOTAL ASSETS	44,322,028	6,337,965	41,287,075
LIABILITIES
Accounts payable	37,750	5,398	31,227
Prepaid for freight listing fees and other service fees	637,489	91,160	571,185
Income tax payable	421,707	60,303	336,220
Other tax payable	479,286	68,537	898,396
Operating lease liabilities — current	33,847	4,840	41,204
Accrued expenses and other current liabilities	1,211,279	173,211	1,141,758
Deferred tax liabilities	185,578	26,537	95,570
Operating lease liabilities — non-current	1,485	212	23,928
Other non-current liabilities	12,328	1,763	12,414
TOTAL LIABILITIES	3,050,423	$ 436,204	3,151,902
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Cash and cash equivalents	744,145		1,136,649
Restricted cash—current	32,380		17,364
Short-term investments	168,400		25,900
Accounts receivable, net	21,902		13,688
Loans receivable, net	47,253		54,817
Prepayments and other current assets	347,600		1,136,314
Restricted cash	10,000		20,000
Property and equipment, net	9,766		9,430
Long-term time deposits and other investments	1,115,000		518,400
Investments in equity investees	60,000		60,000
Intangible assets, net	94,881		69,631
Goodwill	362,120		283,256
Deferred tax assets	30,707		540
Operating lease right-of-use assets	34,022		61,771
Other non-current assets	30,898		12,708
TOTAL ASSETS	3,109,074		3,420,468
LIABILITIES
Accounts payable	15,368		11,086
Prepaid for freight listing fees and other service fees	515,731		479,476
Income tax payable	100,211		4,991
Other tax payable	433,931		862,150
Operating lease liabilities — current	25,677		37,569
Accrued expenses and other current liabilities	631,547		638,045
Deferred tax liabilities	21,967		17,308
Operating lease liabilities — non-current	567		22,497
Other non-current liabilities	12,328		12,414
TOTAL LIABILITIES	¥ 1,757,327		¥ 2,085,536